Commitment and Contingencies (FY)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Note 15. Commitments and Contingencies
The Company is obligated under non-cancelable operating leases for office space and office machines expiring through 2030. Most of these leases include renewal options. Future minimum payments due under the existing lease agreements are as follows as of September 30, 2021 (in thousands):
Years ending December 31:
2021 (remaining three months)	$2,039
2022	7,594
2023	6,595
2024	4,965
2025	4,729
Thereafter	17,256
Total future minimum payments due	$43,178
Included in the condensed consolidated statements of operations and comprehensive loss is total rent expense of approximately $2.5 million and $1.7 million for the three months ended September 30, 2021 and 2020, respectively, and $7.1 million and $6.8 million for the nine months ended September 30, 2021 and 2020, respectively.
From time to time, the Company may become involved in various lawsuits and legal proceedings which arise in the ordinary course of business. However, litigation is subject to inherent uncertainties, and an adverse result in these or other matters may arise from time to time that may harm our business. We are currently not aware of any such legal proceedings or claims that we believe will have, individually or in the aggregate, a material adverse effect on our business, financial condition or operating results.
The Company assesses the applicability of nexus in jurisdictions in which the Company sells products and services. As of September 30, 2021 and December 31, 2020, the Company recorded a liability in the amount of $10.0 million and $8.3 million, respectively, within other long-term liabilities as a provision for sales and use tax. In connection with the Company's accounting for acquisitions, the Company has recorded liabilities and corresponding provisional escrow or indemnity receivables within the purchase price allocations for instances in which the Company is indemnified for tax matters.

Note 16. Commitments and Contingencies
The Company is obligated under non-cancelable operating leases for office space and office machines expiring through 2030. Most of these leases include renewal options. Future minimum payments due under the existing lease agreements are as follows for the years ending December 31 (in thousands):
Years ending December 31:
2021	$8,039
2022	7,017
2023	6,328
2024	4,903
2025	4,366
Thereafter	16,737
Total Future minimum payments due	$47,390
Included in the consolidated statements of operations and comprehensive loss is total rent expense of $8.9 million and $6.9 million for the years ended December 31, 2020 and 2019, respectively.
In the ordinary course of business, the Company enters into contractual arrangements with customers, suppliers, business partners and other parties pursuant to which it provides warranties and indemnities of varying scope and terms, including, but not limited to, indemnification for losses or claims suffered or incurred in connection with its services, breach of representations or covenants, intellectual property infringement or other claims and warranties regarding system performance or availability. In the event of such an indemnification obligation, payment may be conditional on the other party providing notice or otherwise making a claim pursuant to the terms specified in the particular contract. Further, the Company’s obligations under these contracts may be limited in terms of time and/or amount, and in some instances, it may also have recourse against third parties for such obligations.
The Company has not recorded any liability for these indemnifications in the accompanying consolidated balance sheets; however, the Company accrues losses for any known contingent liability, including those that may arise from these provisions, when the obligation is both probable and reasonably estimable.
The Company records an accrual for contingent liabilities when a loss is both probable and reasonably estimable. If some amount within a range of loss appears to be a better estimate than any other amount within the range, that amount is accrued. When no amount within a range of loss appears to be a better estimate than any other amount, the lowest amount in the range is accrued.
From time to time, the Company may become involved in various lawsuits and legal proceedings which arise in the ordinary course of business. However, litigation is subject to inherent uncertainties, and an adverse result in these or other matters may arise from time to time that may harm our business. We are currently not aware of any such legal proceedings or claims that we believe will have, individually or in the aggregate, a material adverse effect on our business, financial condition or operating results.
The Company assesses the applicability of nexus in jurisdictions in which the Company sells products and services. As of December 31, 2020 and 2019, the Company recorded a liability in the amount of $8.3 million and $4.3 million, respectively, within other long-term liabilities as a provision for sales and use tax. In connection with the Company's accounting for acquisitions, the Company has recorded liabilities and corresponding provisional escrow or indemnity receivables within the purchase price allocations for instances in which the Company is indemnified for tax matters.
The Company has no indirect or direct guarantees of others; rather, the Company has cross guarantees among the Company and its wholly owned subsidiaries related to its outstanding long-term debt obligations.